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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER

             Distribution Report Pursuant to Section 13 or 15(d) of
                       the Securities Exchange Act of 1934

   For the monthly distribution period from August 1, 2006 to August 31, 2006

             Commission File Number of issuing entity: 333-131760-01

                          CHASE AUTO OWNER TRUST 2006-A
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-131760

                    JPMORGAN CHASE BANK, NATIONAL ASSOCIATION
              (Exact name of depositor as specified in its charter)

                    JPMORGAN CHASE BANK, NATIONAL ASSOCIATION
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                    --------
                (State or other jurisdiction of incorporation or
                      organization of the issuing entity)

                                   13-4994650
                                   ----------
                      (I.R.S. Employer Identification No.)

  1111 Polaris Parkway, Columbus Ohio                                    43240
  -----------------------------------                                    -----
(Address of principal executive offices                               (Zip Code)
         of issuing entity)

                                 (800) 992-7169
                     (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

Each class of securities to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of securities to which this report on Form 10-D relates is set forth in Exhibit 99.1 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes |X| No |_|

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                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibit 99.1

                           PART II - OTHER INFORMATION

ITEM 9 - Exhibits

(a) The following is a list of documents filed as part of this Report on Form 10-D:

      Exhibit 99.1   Monthly Report relating to September 15, 2006 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

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                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: September 18, 2006

                                        JPMORGAN CHASE BANK, NATIONAL
                                        ASSOCIATION
                                        (Depositor)


                                        By:   /s/ William J. Schiralli
                                            ------------------------------------
                                            Name: William J. Schiralli
                                            Title: Vice President

                                  EXHIBIT INDEX

Exhibit No.       Description
-----------       --------------------------------------------------------------

99.1              Monthly Report relating to distribution on September 15, 2006.

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